Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash and cash equivalents (Note 12)	$ 450	$ 1,026
Current income taxes receivable	14	95
Trade and settlement receivables	1,312	1,062
Inventories (Note 13)	1,872	1,981
Prepaids and other current assets	352	331
Total current assets	4,000	4,495
Financial and other assets (Note 14)	1,269	1,109
Investments in associates and joint ventures (Note 15)	1,067	1,079
Property, plant and equipment (Note 16)	33,578
Property, plant and equipment (Note 16)	33,578	31,355
Deferred income tax assets (Note 22(b))	271	211
Goodwill (Note 17)	1,093	1,101
TOTAL ASSETS	41,278	39,350
Current liabilities
Trade accounts payable and other liabilities (Note 18)	2,909	2,498
Current portion of debt (Note 19)	115	29
Current portion of lease liabilities (Note 21(c))	119	160
Current income taxes payable	102	89
Total current liabilities	3,245	2,776
Debt (Note 19)	6,140	4,133
Lease liabilities (Note 21(c))	573	512
QB2 advances from SMM/SC (Note 20)	934	912
Deferred income tax liabilities (Note 22(b))	5,383	5,902
Retirement benefit liabilities (Note 23(a))	564	505
Provisions and other liabilities (Note 24)	3,731	2,536
Total liabilities	20,570	17,276
Equity
Attributable to shareholders of the company	20,039	21,304
Attributable to non-controlling interests (Note 26)	669	770
Total equity	20,708	22,074
Total equity and liabilities	$ 41,278	$ 39,350